Others	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Others
38.	OTHERS

a.
There were five employees and a waste disposal supplier of a subsidiary in China accused by China People’s Procuratorate (the “Procuratorate”) for committing the crime of environmental pollution in 2018. During the trial, the Procuratorate claimed that the subsidiary should also be charged with corporate crime which caused the subsidiary received a change and addition indictment in October 20
19
. In June 2020, in the first trial, the court of first instance ruled that the subsidiary shall be imposed a fine of RMB400 thousand and return the benefit (RMB344 thousand) generated from such violation. Both of the fine and the return of benefit from violation were recognized by the subsidiary under the line item of other gains and losses. Because some of co-defendants
have filed an appeal against the judgment and, pursuant to local applicable law, the whole case will be deemed appealed. This case was denied by the court of second instance, which affirmed the judgment of the first instance, on April 7, 2021. The case was concluded.

b.
On December 20, 2013, the Kaohsiung Environmental Protection Bureau (the “KEPB”) imposed an administrative fine of NT$102,014 thousand (the “Original Fine”) upon ASE for violation of the Water Pollution Control Act. After ASE sought administrative remedies against the Original Fine, the Original Fine has been revoked by final judgment of Supreme Administrative Court on June 8, 2017, and KEPB is ordered to refund the Original Fine to ASE. On December 27, 20
19
, KEPB has refunded NT$55,062 thousand to ASE. On February 10, 2020, KEPB re-imposed
an administrative fine of NT$46,952 thousand (the “New Fine”) upon ASE and offset the New Fine by the remaining amount which shall be refunded to ASE. Therefore, no additional payment that ASE should make for the New Fine. After ASE filed an administrative appeal against the New Fine, the Administrative Appeal Review Committee of Kaohsiung City Government has revoked the New Fine on December 15, 2020 and remanded to KEPB for another legitimate administrative action.